Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	The Company’s Accrued expenses and other current liabilities consisted of:
	As of
	March 31, 2024	December 31, 2023
Audit and professional fees	$17,294	$17,605
Excise tax payable on FAST II stock redemptions	2,211	2,211
Accrued payroll and related expenses	654	592
Accrued interest	63	9
Project-related accruals	50	—
Other	469	423
	$20,741	$20,840
The Company’s Accrued expenses and other current liabilities consisted of:
	Year ended December 31,
	2023	2022
Audit and professional fees	$17,605	$1,101
Excise tax payable on FAST II stock redemptions	2,211	—
Accrued payroll and related expenses	592	781
Accrued interest	9	405
Project-related accruals	—	888
Operating lease liabilities, current portion	—	156
Accrued insurance premiums	—	20
Other	423	638
	$20,840	$3,989